Condensed Financial Information of Deswell Industries, Inc. (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022
Related Party Transaction [Line Items]
Net assets of subsidiaries restricted from transfer to the parent company	$ 57,864		$ 58,900
China, Yuan Renminbi
Related Party Transaction [Line Items]
Net assets of subsidiaries restricted from transfer to the parent company	37,700		$ 37,600
Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Amount of related party transaction	$ 90	$ 90